UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07458

                            TWEEDY, BROWNE FUND INC.
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
               (Address of principal executive offices)(Zip code)

                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               NEW YORK, NY 10022
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-916-0600

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


(MAP)                                           TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)

                                                                      VALUE
   SHARES                                                            (NOTE 1)
------------                                                     ---------------
               COMMON STOCKS--90.8%
               CANADA--2.1%
     100,000   Melcor Developments Ltd. ......................   $       528,695
   1,631,760   National Bank of Canada, Toronto ..............        75,521,677
                                                                 ---------------
                                                                      76,050,372
                                                                 ---------------
               CZECH REPUBLIC--0.0%+
       2,800   Philip Morris CR a.s. .........................           954,207
                                                                 ---------------
               FINLAND--5.1%
   2,188,000   Cargotec Corporation, B Share .................        37,533,650
   1,000,000   Huhtamaki Oyj .................................        10,309,423
   4,494,000   Kone Oyj, Class B .............................       137,604,876
                                                                 ---------------
                                                                     185,447,949
                                                                 ---------------
               FRANCE--7.2%
   1,780,523   CNP Assurances ................................       169,963,101
   1,700,000   Total SA ......................................        91,755,267
                                                                 ---------------
                                                                     261,718,368
                                                                 ---------------
               GERMANY--12.7%
      64,173   Boewe Systec AG ++ ............................           558,073
   2,289,458   Henkel AG & Company, KGaA .....................        61,688,905
     856,795   Krones AG .....................................        32,604,214
      42,354   KSB AG ........................................        19,782,111
     920,345   Linde AG ......................................        75,428,168
     818,224   Muenchener
                  Rueckversicherungs-Gesellschaft AG .........       110,394,937
   1,620,636   Springer (Axel) Verlag AG .....................       160,258,701
                                                                 ---------------
                                                                     460,715,109
                                                                 ---------------
               GREECE--0.3%
     480,695   Coca Cola Hellenic Bottling Company
                  SA .........................................         9,911,376
                                                                 ---------------
               HONG KONG--1.9%
     621,000   Guoco Group Ltd. ..............................         5,352,585
   4,373,564   Jardine Strategic Holdings Ltd. ...............        64,466,334
     200,000   Swire Pacific Ltd., Class B ...................           382,965
                                                                 ---------------
                                                                      70,201,884
                                                                 ---------------
               IRELAND--0.0%+
   1,111,317   Unidare PLC ++ ................................            93,527
                                                                 ---------------
               ITALY--2.7%
     205,576   Gruppo Minerali Maffei ++                               1,009,224
   4,467,000   Mediaset SPA ..................................        25,015,426
  12,022,342   Mondadori (Arnoldo) Editore SPA ++ . ..........        46,415,542
   4,795,392   Sol SPA .......................................        25,223,329
     805,250   Vincenzo Zucchi SPA ++ ........................           485,676
                                                                 ---------------
                                                                      98,149,197
                                                                 ---------------
               JAPAN--6.4%
     545,600   Aica Kogyo Company Ltd. .......................         5,343,753
   1,594,700   Canon Inc. ....................................        52,228,347
     306,800   Daikoku Denki Company Ltd. ....................         4,086,003
   2,218,000   Fujitec Company Ltd. ..........................        10,505,529
     446,600   Fukuda Denshi Company Ltd. ....................        10,877,442

                                                                      VALUE
   SHARES                                                            (NOTE 1)
------------                                                     ---------------
               JAPAN (CONTINUED)
   1,073,600   Hi-Lex Corporation ............................   $     9,235,508
   1,566,000   Honda Motor Company Ltd. ......................        43,173,136
      22,100   Hurxley Corporation ...........................           206,375
      48,000   Inaba Seisakusho Company Ltd. .................           484,552
     321,000   Katsuragawa Electric Company Ltd. .............           968,140
     794,000   Kawasumi Laboratories, Inc. ...................         5,192,662
   1,849,500   Kuroda Electric Company Ltd. ..................        24,861,911
      69,100   Mandom Corporation ............................         1,564,839
      21,670   Medikit Company Ltd. ..........................         4,222,377
      76,200   Meito Sangyo Company Ltd. .....................         1,089,869
      36,240   Milbon Company Ltd. ...........................           816,935
     307,100   Mirai Industry Company Ltd. ...................         2,412,622
     162,780   Nippon Kanzai Company Ltd. ....................         2,370,378
   1,051,000   Nippon Konpo Unyu Soko Company Ltd. ...........        11,644,494
     420,500   Nitto FC Company Ltd. .........................         2,266,259
      20,100   Ryoyo Electro Corporation .....................           167,908
     377,200   Sangetsu Company Ltd. .........................         8,287,962
     282,300   Shingakukai Company Ltd. ......................           991,861
     172,000   SK Kaken Company Ltd. .........................         4,412,085
     528,500   T. Hasegawa Company Ltd. ......................         6,337,509
   1,281,300   Takata Corporation ............................        20,291,511
                                                                 ---------------
                                                                     234,039,967
                                                                 ---------------
               MEXICO--4.5%
   1,921,351   Coca-Cola Femsa SA de CV,
                  Sponsored ADR ..............................        77,084,602
  14,623,380   Embotelladoras Arca SA de CV ..................        34,420,363
  30,132,400   Grupo Continental SA ..........................        52,507,628
                                                                 ---------------
                                                                     164,012,593
                                                                 ---------------
               NETHERLANDS--13.7%
   2,093,000   Akzo Nobel NV .................................        92,064,522
      23,620   Crown Van Gelder Gemeenschappelijk
                  Bezit NV ...................................           208,722
   5,333,493   Heineken Holding NV ...........................       169,369,486
   2,810,041   Heineken NV ...................................       104,212,815
     450,000   Imtech NV .....................................         8,735,658
   2,009,134   Telegraaf Media Groep NV ......................        32,689,924
     307,955   TKH Group NV ..................................         4,276,313
   3,612,751   Unilever NV, CVA ..............................        86,981,893
                                                                 ---------------
                                                                     498,539,333
                                                                 ---------------
               NORWAY--0.6%
   2,495,700   Schibsted ASA ++ ..............................        22,527,623
                                                                 ---------------
               SINGAPORE--2.5%
  33,542,550   Fraser and Neave Ltd. .........................        89,919,573
                                                                 ---------------
               SOUTH KOREA--4.3%
     150,900   Daegu Department Store Company Ltd. ...........         1,172,660
      11,330   Daehan City Gas Company Ltd. ..................           241,906
      90,974   Hanil Cement Company Ltd. .....................         5,298,694
   8,152,655   Korea Exchange Bank ...........................        63,483,133
     241,172   SK Telecom Company Ltd. .......................        32,940,012
   3,437,422   SK Telecom Company Ltd., ADR ..................        52,076,943
                                                                 ---------------
                                                                     155,213,348
                                                                 ---------------

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(MAP)                                           TWEEDY, BROWNE GLOBAL VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)

                                                                      VALUE
   SHARES                                                            (NOTE 1)
------------                                                     ---------------
               SPAIN--2.2%
   8,546,756   Gestevision Telecinco SA ......................   $    79,720,492
                                                                 ---------------
               SWEDEN--0.0%+
      63,360   Cloetta Fazer AB, B Shares ++ .................           211,804
                                                                 ---------------
               SWITZERLAND--11.9%
     186,990   Coltene Holding AG ............................         6,868,880
   2,021,000   Compagnie Financiere Richemont AG ++ ..........        41,960,535
     570,116   Daetwyler Holding AG, Bearer ..................        22,331,793
      89,813   Edipresse SA, Bearer ..........................        15,810,490
      80,613   Forbo Holding AG ..............................        15,417,686
      29,134   Loeb Holding AG ...............................         3,978,115
   4,000,000   Nestle SA, Registered .........................       150,503,425
           8   Neue Zuercher Zeitung ++ ......................           389,867
   2,068,000   Novartis AG, Registered .......................        83,743,019
      45,425   Phoenix Mecano AG .............................        13,010,793
     185,918   PubliGroupe SA, Registered ....................        13,949,620
     131,705   Roche Holding AG ..............................        17,886,836
     182,827   Siegfried Holding AG ..........................        16,483,093
       7,400   Sika AG, Bearer ...............................         8,205,968
     432,618   Tamedia AG ....................................        21,082,943
                                                                 ---------------
                                                                     431,623,063
                                                                 ---------------
               UNITED KINGDOM--7.4%
   1,521,000   AGA Foodservice Group PLC .....................         2,304,470
   2,453,599   BBA Group PLC .................................         4,606,409
   3,974,658   Carclo PLC ....................................         6,382,024
   2,775,758   Daily Mail & General Trust, Class A ...........        12,982,370
   8,225,426   Diageo PLC, Sponsored ADR .....................       118,053,763
   3,675,000   Ennstone PLC ..................................             6,052
   3,000,000   G4S PLC .......................................        10,301,047
     969,024   GlaxoSmithKline PLC ...........................        17,051,520
     593,139   GlaxoSmithKline PLC, Sponsored ADR ............        20,961,532
     923,006   Headlam Group PLC .............................         3,857,133
     208,135   Signet Jewelers Ltd. ..........................         4,205,753
   5,038,361   TT Electronics PLC ............................         2,717,407
   2,879,718   Unilever PLC ..................................        67,532,682
                                                                 ---------------
                                                                     270,962,162
                                                                 ---------------
               UNITED STATES--5.3%
      75,700   American National Insurance Company ...........         5,721,406
     526,900   Burlington Northern Santa Fe
                  Corporation ................................        38,748,226
     587,000   ConocoPhillips ................................        24,689,220
      49,250   Devon Energy Corporation ......................         2,684,125
     500,000   Emerson Electric Company ......................        16,200,000
   1,752,802   Philip Morris International, Inc. .............        76,457,223
      49,884   Torchmark Corporation .........................         1,847,703
     269,276   Transatlantic Holdings, Inc. ..................        11,667,729
     284,960   Union Pacific Corporation .....................        14,835,018
                                                                 ---------------
                                                                     192,850,650
                                                                 ---------------
               MISCELLANEOUS--0.0%
               Undisclosed Security* .........................           772,250
                                                                 ---------------
               TOTAL COMMON STOCKS
               (COST $2,535,218,172) .........................     3,303,634,847
                                                                 ---------------

                                                                      VALUE
   SHARES                                                            (NOTE 1)
------------                                                     ---------------
               PREFERRED STOCKS--0.5%
     166,388   Adris Grupa d.d. ++ ...........................   $     7,153,651
      11,800   KSB AG, Vorzugsakt ............................         5,329,481
     700,000   Villeroy & Boch AG ............................         4,761,972
                                                                 ---------------
               TOTAL PREFERRED STOCKS
               (COST $18,099,466) ............................        17,245,104
                                                                 ---------------
               REGISTERED INVESTMENT COMPANY--5.2%
 188,380,270   Dreyfus Government
               Prime Cash Management .........................       188,380,270
                                                                 ---------------
               TOTAL REGISTERED INVESTMENT COMPANY
               (COST $188,380,270) ...........................       188,380,270
                                                                 ---------------
               RIGHTS--0.1%
               NORWAY--0.1%
   1,500,000   Schibsted ASA, expires 7/2/09 ++ ..............         3,262,617
                                                                 ---------------
               TOTAL RIGHTS
               (COST $3,526,858) .............................         3,262,617
                                                                 ---------------

 FACE VALUE
------------
               U.S. TREASURY BILL--3.1%
$115,000,000   0.000% ** due 11/5/09 +++ .............               114,913,980
                                                                 ---------------
               TOTAL U.S. TREASURY BILL
               (COST $114,892,694) ...................               114,913,980
                                                                 ---------------
TOTAL INVESTMENTS
   (COST $2,860,117,460***) ..........................    99.7%    3,627,436,818
UNREALIZED DEPRECIATION ON
   FORWARD CONTRACTS (NET) ...........................    (0.2)       (7,921,973)
OTHER ASSETS AND LIABILITIES (NET) ...................     0.5        18,887,963
                                                         -----   ---------------
NET ASSETS ...........................................   100.0%  $ 3,638,402,808
                                                         =====   ===============

----------
* "UNDISCLOSED SECURITY" REPRESENTS AN ISSUER, GENERALLY A SMALLER CAPITALIZATION ISSUER, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.

**   RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

***  AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $2,860,117,460.

+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS.

++   NON-INCOME PRODUCING SECURITY.

+++ AT JUNE 30, 2009, LIQUID ASSETS TOTALING $26,979,804 HAVE BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

(MAP)                                           TWEEDY, BROWNE GLOBAL VALUE FUND

SECTOR DIVERSIFICATION
June 30, 2009 (Unaudited)

                                                     PERCENTAGE
                                                       OF NET          VALUE
SECTOR DIVERSIFICATION                                 ASSETS        (NOTE 1)
----------------------                               ----------   --------------
COMMON STOCKS:
Beverage .........................................      15.5%     $  565,560,033
Media ............................................      11.9         430,842,998
Capital Goods ....................................      11.2         408,607,940
Food .............................................       8.6         312,657,182
Insurance ........................................       8.2         299,594,876
Materials ........................................       6.8         247,297,563
Pharmaceuticals, Biotechnology & Life Sciences ...       3.8         139,642,907
Banks ............................................       3.8         139,004,810
Energy ...........................................       3.3         119,128,612
Telecommunication Services .......................       2.3          85,016,955
Tobacco ..........................................       2.1          77,411,430
Consumer Durables & Apparel ......................       2.1          76,884,017
Technology Hardware & Equipment ..................       2.0          73,926,981
Automobiles & Components .........................       2.0          72,700,155
Transportation ...................................       2.0          69,834,147
Diversified Financials ...........................       2.0          69,818,919
Household & Personal Products ....................       1.8          64,070,679
Health Care Equipment & Services .................       0.7          27,161,361
Commercial Services & Supplies ...................       0.4          12,671,425
Retailing ........................................       0.3           9,450,055
Consumer Services ................................       0.0+          1,198,236
Real Estate ......................................       0.0+            911,660
Utilities ........................................       0.0+            241,906
                                                       -----      --------------
TOTAL COMMON STOCKS ..............................      90.8       3,303,634,847
                                                       -----      --------------
PREFERRED STOCKS .................................       0.5          17,245,104
REGISTERED INVESTMENT COMPANY ....................       5.2         188,380,270
RIGHTS ...........................................       0.1           3,262,617
U.S. TREASURY BILL ...............................       3.1         114,913,980
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS
   (NET) .........................................      (0.2)        (7,921,973)
OTHER ASSETS AND LIABILITIES (NET) ...............       0.5          18,887,963
                                                       -----      --------------
NET ASSETS .......................................     100.0%     $3,638,402,808
                                                       =====      ==============

----------
+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

PORTFOLIO COMPOSITION
June 30, 2009 (Unaudited)

                                   (PIE CHART)

Cash Equivalents and Other Assets and Liabilities (Net) ++    9%
United States                                                 5%
United Kingdom                                                7%
Switzerland                                                  12%
Spain                                                         2%
South Korea                                                   4%
Singapore                                                     3%
Norway                                                        1%
Netherlands                                                  14%
Mexico                                                        5%
Japan                                                         6%
Italy                                                         3%
Hong Kong                                                     2%
Germany                                                      13%
France                                                        7%
Finland                                                       5%
Canada                                                        2%

Croatia-0%+
Czech Republic-0%+
Greece-0%+
Ireland-0%+
Sweden-0%+
Miscellaneous-0%+

+    Amount represents less than 1% of net assets

++   Includes Unrealized Depreciation on Forward Contracts (Net)

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

(MAP)                                           TWEEDY, BROWNE GLOBAL VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2009 (Unaudited)

                                                      CONTRACT         VALUE
CONTRACTS                                            VALUE DATE       (NOTE 1)
---------                                            ----------   ---------------
FORWARD EXCHANGE CONTRACTS TO BUY
    40,000,000   European Union Euro .............       8/4/09   $    56,106,490
    60,000,000   European Union Euro .............      8/25/09        84,154,777
   100,000,000   Norwegian Krone .................     10/13/09        15,495,146
    25,000,000   Swiss Franc .....................      7/20/09        22,993,157
    20,000,000   Swiss Franc .....................      7/27/09        18,396,125
    40,000,000   Swiss Franc .....................       8/4/09        36,795,820
    60,200,000   Swiss Franc .....................      8/12/09        55,383,008
    36,000,000   Swiss Franc .....................      9/10/09        33,131,629
    35,000,000   Swiss Franc .....................      9/18/09        32,214,864
                                                                  ---------------
TOTAL (Contract Amount $351,453,551)                              $   354,671,016
                                                                  ===============
FORWARD EXCHANGE CONTRACTS TO SELL
    15,000,000   Canadian Dollar .................      3/12/10   $   (12,939,652)
    45,000,000   Canadian Dollar .................      5/14/10       (38,838,746)
     6,000,000   Canadian Dollar .................       6/1/10        (5,179,256)
    20,000,000   Canadian Dollar .................      6/10/10       (17,265,447)
    80,000,000   European Union Euro .............      7/27/09      (112,214,271)
    40,000,000   European Union Euro .............       8/4/09       (56,106,490)
    60,000,000   European Union Euro .............      8/25/09       (84,154,777)
   110,000,000   European Union Euro .............      8/31/09      (154,280,729)
    57,000,000   European Union Euro .............      9/10/09       (79,942,105)
    60,000,000   European Union Euro .............      9/18/09       (84,146,752)
   100,000,000   European Union Euro .............      10/6/09      (140,237,113)
    60,000,000   European Union Euro .............     10/13/09       (84,141,442)
    20,000,000   European Union Euro .............     12/30/09       (28,044,493)
    50,000,000   European Union Euro .............       2/5/10       (70,120,326)
    40,000,000   European Union Euro .............      3/30/10       (56,106,687)
    25,000,000   European Union Euro .............      4/19/10       (35,069,139)
    65,000,000   European Union Euro .............       5/4/10       (91,184,558)
    85,000,000   European Union Euro .............      5/14/10      (119,245,527)
    15,000,000   European Union Euro .............      5/25/10       (21,044,140)
    35,000,000   European Union Euro .............      5/27/10       (49,103,338)
    90,000,000   European Union Euro .............       6/2/10      (126,268,383)
    45,000,000   European Union Euro .............      6/10/10       (63,135,963)
    10,000,000   Great Britain Pound Sterling ....      8/25/09       (16,467,256)
     9,500,000   Great Britain Pound Sterling ....      9/10/09       (15,643,372)
    30,000,000   Great Britain Pound Sterling ....     12/30/09       (49,383,819)

                                                      CONTRACT         VALUE
CONTRACTS                                            VALUE DATE       (NOTE 1)
---------                                            ----------   ---------------
FORWARD EXCHANGE CONTRACTS TO SELL (CONTINUED)
    27,000,000   Great Britain Pound Sterling ....      4/19/10   $   (44,428,149)
    15,000,000   Great Britain Pound Sterling ....      5/14/10       (24,680,092)
 1,800,000,000   Japanese Yen ....................      9/10/09       (18,671,510)
 5,500,000,000   Japanese Yen ....................      2/24/10       (57,239,159)
 2,000,000,000   Japanese Yen ....................       3/5/10       (20,818,914)
 1,800,000,000   Japanese Yen ....................      5/14/10       (18,769,809)
 5,000,000,000   Japanese Yen ....................      6/22/10       (52,189,236)
   415,000,000   Mexican Peso ....................     10/19/09       (31,009,625)
   400,000,000   Mexican Peso ....................     10/28/09       (29,849,898)
   500,000,000   Mexican Peso ....................      1/15/10       (36,896,130)
   230,000,000   Mexican Peso ....................       2/5/10       (16,924,037)
   200,000,000   Mexican Peso ....................       5/4/10       (14,543,538)
   330,000,000   Mexican Peso ....................      5/25/10       (23,929,703)
   240,000,000   Mexican Peso ....................      5/27/10       (17,398,784)
   240,000,000   Norwegian Krone .................     10/13/09       (37,188,350)
    45,000,000   Singapore Dollar ................     11/19/09       (31,075,202)
    23,000,000   Singapore Dollar ................      6/10/10       (15,879,361)
22,000,000,000   South Korean Won ................       2/5/10       (17,379,016)
30,000,000,000   South Korean Won ................      3/30/10       (23,712,447)
41,350,000,000   South Korean Won ................       5/4/10       (32,696,219)
25,000,000,000   South Korean Won ................      5/25/10       (19,772,528)
40,000,000,000   South Korean Won ................      6/29/10       (31,648,435)
    25,000,000   Swiss Franc .....................      7/20/09       (22,993,157)
    20,000,000   Swiss Franc .....................      7/27/09       (18,396,125)
    40,000,000   Swiss Franc .....................       8/4/09       (36,795,820)
    90,000,000   Swiss Franc .....................      8/12/09       (82,798,516)
    26,000,000   Swiss Franc .....................      8/25/09       (23,923,291)
    36,000,000   Swiss Franc .....................      9/10/09       (33,131,629)
    35,000,000   Swiss Franc .....................      9/18/09       (32,214,864)
    67,000,000   Swiss Franc .....................      9/30/09       (61,679,138)
    70,000,000   Swiss Franc .....................      10/6/09       (64,447,690)
    40,000,000   Swiss Franc .....................      10/9/09       (36,829,194)
    40,000,000   Swiss Franc .....................     10/13/09       (36,831,785)
    25,000,000   Swiss Franc .....................       5/4/10       (23,125,725)
    20,000,000   Swiss Franc .....................      5/14/10       (18,505,304)
                                                                  ---------------
TOTAL (Contract Amount $2,707,496,723) ...........                $(2,718,636,161)
                                                                  ===============

                      SEE NOTES TO PORTFOLIO OF INVESTMENTS

(MAP)                                                  TWEEDY, BROWNE VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)

                                                                      VALUE
   SHARES                                                            (NOTE 1)
------------                                                     ---------------
               COMMON STOCKS--90.9%
               FRANCE--5.8%
      99,100   CNP Assurances ................................   $     9,459,773
     195,100   Total SA ......................................        10,530,266
                                                                 ---------------
                                                                      19,990,039
                                                                 ---------------
               GERMANY--11.1%
     282,000   Henkel AG & Company, KGaA .....................         7,598,423
      94,000   Krones AG .....................................         3,577,047
     136,458   Linde AG ......................................        11,183,607
      78,360   Muenchener
                  Rueckversicherungs-Gesellschaft AG .........        10,572,346
      50,600   Springer (Axel) Verlag AG .....................         5,003,647
                                                                 ---------------
                                                                      37,935,070
                                                                 ---------------
               ITALY--1.3%
     635,000   Mediaset SPA ..................................         3,556,032
     264,000   Mondadori (Arnoldo) Editore SPA + .............         1,019,244
                                                                 ---------------
                                                                       4,575,276
                                                                 ---------------
               JAPAN--2.1%
     148,100   Canon Inc. ....................................         4,850,453
      87,000   Honda Motor Company Ltd. ......................         2,398,508
                                                                 ---------------
                                                                       7,248,961
                                                                 ---------------
               MEXICO--0.3%
     565,000   Grupo Continental SA ..........................           984,549
                                                                 ---------------
               NETHERLANDS--6.6%
     491,000   Heineken Holding NV ...........................        15,592,112
     297,691   Unilever NV, ADR ..............................         7,198,168
                                                                 ---------------
                                                                      22,790,280
                                                                 ---------------
               SOUTH KOREA--3.0%
     607,400   Korea Exchange Bank ...........................         4,729,705
     367,000   SK Telecom Company Ltd., ADR ..................         5,560,050
                                                                 ---------------
                                                                      10,289,755
                                                                 ---------------
               SPAIN--1.8%
     665,700   Gestevision Telecinco SA ......................         6,209,365
                                                                 ---------------
               SWITZERLAND--6.1%
     375,600   Nestle SA, Registered, Sponsored ADR . ........        14,130,072
     121,500   Novartis AG, Registered .......................         4,920,105
      13,700   Roche Holding AG ..............................         1,860,595
                                                                 ---------------
                                                                      20,910,772
                                                                 ---------------
               UNITED KINGDOM--6.9%
     402,000   Daily Mail & General Trust, Class A ...........         1,880,176
     256,000   Diageo PLC, Sponsored ADR .....................        14,656,000
     308,880   Unilever PLC, Sponsored ADR ...................         7,258,680
                                                                 ---------------
                                                                      23,794,856
                                                                 ---------------
               UNITED STATES--45.9%
      94,535   3M Company ....................................         5,681,554
     107,002   American National Insurance Company ...........         8,087,211
     126,292   Avatar Holdings Inc. + ........................         2,294,726
      97,139   Burlington Northern Santa Fe Corporation ......         7,143,602
     758,590   Comcast Corporation, Special Class A ..........        10,696,119

                                                                      VALUE
   SHARES                                                            (NOTE 1)
------------                                                     ---------------
               UNITED STATES (CONTINUED)
     153,905   ConocoPhillips ................................   $     6,473,244
     136,105   Devon Energy Corporation ......................         7,417,723
     202,770   Emerson Electric Company ......................         6,569,748
     236,780   Federated Investors, Inc., Class B ............         5,704,030
      75,560   FinishMaster, Inc. + ..........................         1,212,738
     100,804   Henry Schein, Inc. + ..........................         4,833,552
     136,018   Home Depot, Inc. ..............................         3,214,105
     194,449   Johnson & Johnson .............................        11,044,703
     357,000   Leucadia National Corporation + ...............         7,529,130
      52,084   National Western Life Insurance Company,
                  Class A ....................................         6,080,807
      98,000   Norfolk Southern Corporation ..................         3,691,660
     241,910   Philip Morris International, Inc. .............        10,552,114
     185,088   Rayonier Inc., REIT ...........................         6,727,949
     199,032   Transatlantic Holdings, Inc. ..................         8,624,057
     259,154   UniFirst Corporation ..........................         9,632,754
     159,680   Union Pacific Corporation .....................         8,312,941
     238,000   Wal-Mart Stores, Inc. .........................        11,528,720
      85,235   WellPoint, Inc. + .............................         4,337,609
                                                                 ---------------
                                                                     157,390,796
                                                                 ---------------
               TOTAL COMMON STOCKS
               (COST $251,110,063) ...........................       312,119,719
                                                                 ---------------
               REGISTERED INVESTMENT COMPANY--5.3%
  18,209,882   Dreyfus Government Prime Cash Management ......        18,209,882
                                                                 ---------------
               TOTAL REGISTERED INVESTMENT COMPANY
               (COST $18,209,882) ............................        18,209,882
                                                                 ---------------

 FACE VALUE
------------
               U.S. TREASURY BILL--3.8%
$ 13,000,000   0.000% * due 12/17/09 ++ .............                 12,979,863
                                                                 ---------------
               TOTAL U.S. TREASURY BILL
               (COST $12,979,281) ...................                 12,979,863
                                                                 ---------------
TOTAL INVESTMENTS
   (COST $282,299,226**) ............................   100.0%       343,309,464
UNREALIZED APPRECIATION ON
   FORWARD CONTRACTS (NET) ..........................     0.0+++         171,286
OTHER ASSETS AND LIABILITIES (NET) ..................     0.0+++        (227,245)
                                                        -----    ---------------
NET ASSETS ..........................................   100.0%   $   343,253,505
                                                        =====    ===============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $282,299,226.

+    NON-INCOME PRODUCING SECURITY.

++ AT JUNE 30, 2009, LIQUID ASSETS TOTALLING $3,993,804 HAVE BEEN SEGREGATED TO COVER CERTAIN OPEN FORWARD CONTRACTS.

+++  AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

REIT -- REAL ESTATE INVESTMENT TRUST

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

(MAP)                                           TWEEDY, BROWNE VALUE FUND

SECTOR DIVERSIFICATION
June 30, 2009 (Unaudited)

                                                     PERCENTAGE
                                                         OF           VALUE
SECTOR DIVERSIFICATION                               NET ASSETS     (NOTE 1)
----------------------                               ----------   ------------
COMMON STOCKS:
Insurance ........................................      12.5%     $ 42,824,194
Beverage .........................................       9.1        31,232,661
Food .............................................       8.3        28,586,920
Media ............................................       8.3        28,364,583
Energy ...........................................       7.1        24,421,233
Transportation ...................................       5.5        19,148,203
Pharmaceuticals, Biotechnology & Life Sciences ...       5.2        17,825,403
Capital Goods ....................................       4.6        15,828,349
Diversified Financials ...........................       3.9        13,233,160
Food & Staples Retailing .........................       3.4        11,528,720
Materials ........................................       3.3        11,183,607
Tobacco ..........................................       3.1        10,552,114
Consumer Durables & Apparel ......................       2.8         9,632,754
Health Care Equipment & Services .................       2.7         9,171,161
Real Estate ......................................       2.6         9,022,675
Household & Personal Products ....................       2.2         7,598,423
Telecommunication Services .......................       1.6         5,560,050
Technology Hardware & Equipment ..................       1.4         4,850,453
Banks ............................................       1.4         4,729,705
Automobiles & Components .........................       1.0         3,611,246
Retailing ........................................       0.9         3,214,105
                                                       -----      ------------
TOTAL COMMON STOCKS ..............................      90.9       312,119,719
                                                       -----      ------------
REGISTERED INVESTMENT COMPANY ....................       5.3        18,209,882
U.S. TREASURY BILL ...............................       3.8        12,979,863
UNREALIZED APPRECIATION ON FORWARD CONTRACTS
   (NET) .........................................       0.0+          171,286
OTHER ASSETS AND LIABILITIES (NET) ...............       0.0+         (227,245)
                                                       -----      ------------
NET ASSETS .......................................     100.0%     $343,253,505
                                                       =====      ============

----------
+    AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

PORTFOLIO COMPOSITION
June 30, 2009 (Unaudited)

                                   (PIE CHART)

Cash Equivalents and Other Assets and Liabilities (Net) ++    9%
United States                                                46%
United Kingdom                                                7%
Switzerland                                                   6%
Spain                                                         2%
South Korea                                                   3%
Netherlands                                                   7%
Japan                                                         2%
Italy                                                         1%
Germany                                                      11%
France                                                        6%

Mexico-0%+

+    Amount represents less than 1% of net assets

++   Includes Unrealized Depreciation on Forward Contracts (Net)

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

(MAP)                                                  TWEEDY, BROWNE VALUE FUND

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
June 30, 2009 (Unaudited)

                                                      CONTRACT     MARKET VALUE
CONTRACTS                                            VALUE DATE      (NOTE 1)
---------                                            ----------   --------------
FORWARD EXCHANGE CONTRACTS TO BUY
     3,800,000   European Union Euro .............      7/20/09   $    5,330,141
     5,000,000   European Union Euro .............      8/25/09        7,012,898
     5,500,000   Swiss Franc .....................      7/27/09        5,058,934
                                                                  --------------
TOTAL (Contract Amount $16,698,598) ..............                $   17,401,973
                                                                  ==============
FORWARD EXCHANGE CONTRACTS TO SELL
     7,500,000   European Union Euro .............      7/20/09   $  (10,520,016)
     9,000,000   European Union Euro .............      7/27/09      (12,624,106)
     5,000,000   European Union Euro .............      8/25/09       (7,012,898)
    11,500,000   European Union Euro .............     11/19/09      (16,126,273)
    16,000,000   European Union Euro .............       2/5/10      (22,438,504)
     9,000,000   European Union Euro .............       5/4/10      (12,625,554)
     5,500,000   European Union Euro .............      5/14/10       (7,715,887)
     4,000,000   Great Britain Pound Sterling ....      7/27/09       (6,587,250)
       950,000   Great Britain Pound Sterling ....      8/25/09       (1,564,389)
     1,500,000   Great Britain Pound Sterling ....     11/19/09       (2,469,510)
     1,750,000   Great Britain Pound Sterling ....      5/18/10       (2,879,303)
   220,000,000   Japanese Yen ....................       2/5/10       (2,288,481)
   815,000,000   South Korean Won ................      8/31/09         (641,747)
 4,250,000,000   South Korean Won ................       2/5/10       (3,357,310)
 7,300,000,000   South Korean Won ................       5/4/10       (5,772,247)
    10,000,000   Swiss Franc .....................      7/27/09       (9,198,062)
     2,000,000   Swiss Franc .....................      8/25/09       (1,840,253)
     2,000,000   Swiss Franc .....................      8/31/09       (1,840,392)
     4,000,000   Swiss Franc .....................     10/13/09       (3,683,178)
                                                                  --------------
TOTAL (Contract Amount $130,653,271) .............                $ (131,185,360)
                                                                  ==============

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

(MAP)                    TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

PORTFOLIO OF INVESTMENTS
June 30, 2009 (Unaudited)

                                                                      VALUE
   SHARES                                                            (NOTE 1)
------------                                                     ---------------
               COMMON STOCKS--86.9%
               CANADA--2.0%
      56,100   IGM Financial, Inc. ...........................   $     1,987,786
                                                                 ---------------
               FINLAND--2.3%
      74,500   Kone Oyj, Class B .............................         2,281,167
                                                                 ---------------
               FRANCE--7.1%
      43,100   CNP Assurances ................................         4,114,190
      56,000   Total SA ......................................         3,022,526
                                                                 ---------------
                                                                       7,136,716
                                                                 ---------------
               GERMANY--3.3%
      24,500   Muenchener
                  Rueckversicherungs-Gesellschaft AG .........         3,305,545
                                                                 ---------------
               ITALY--4.5%
     133,905   Eni SPA .......................................         3,164,781
     246,275   Mediaset SPA ..................................         1,379,152
                                                                 ---------------
                                                                       4,543,933
                                                                 ---------------
               MEXICO--5.3%
   1,235,000   Embotelladoras Arca SA de CV ..................         2,906,930
     653,600   Kimberly-Clark de Mexico SA de CV,
                  Class A ....................................         2,493,757
                                                                 ---------------
                                                                       5,400,687
                                                                 ---------------
               NETHERLANDS--8.4%
      47,880   Akzo Nobel NV .................................         2,106,091
      92,820   Heineken NV ...................................         3,442,310
     122,400   Unilever NV, CVA ..............................         2,946,946
                                                                 ---------------
                                                                       8,495,347
                                                                 ---------------
               SOUTH KOREA--3.3%
     305,300   Korea Exchange Bank ...........................         2,377,312
      65,900   SK Telecom Company Ltd., ADR ..................           998,385
                                                                 ---------------
                                                                       3,375,697
                                                                 ---------------
               SPAIN--2.5%
     111,700   Telefonica SA .................................         2,525,604
                                                                 ---------------
               SWITZERLAND--3.2%
      79,325   Novartis AG, Registered .......................         3,212,241
                                                                 ---------------
               UNITED KINGDOM--12.7%
     231,230   BP PLC ........................................         1,819,468
     227,000   Daily Mail & General Trust, Class A ...........         1,061,691
     228,700   Diageo PLC, Sponsored ADR .....................         3,282,371
     209,097   GlaxoSmithKline PLC ...........................         3,679,395
     293,700   Pearson PLC ...................................         2,948,029
                                                                 ---------------
                                                                      12,790,954
                                                                 ---------------
               UNITED STATES--32.3%
      52,670   3M Company ....................................         3,165,467
      55,565   Altria Group, Inc. ............................           910,710
     115,800   AT&T, Inc. ....................................         2,876,472
      60,460   Coca-Cola Company/The .........................         2,901,475

                                                                      VALUE
   SHARES                                                            (NOTE 1)
------------                                                     ---------------
               UNITED STATES (CONTINUED)
      67,215   ConocoPhillips ................................   $     2,827,063
      88,880   Emerson Electric Company ......................         2,879,712
      76,600   Federated Investors, Inc., Class B ............         1,845,294
      85,275   Genuine Parts Company .........................         2,861,829
      85,945   Home Depot, Inc. ..............................         2,030,880
      53,520   Johnson & Johnson .............................         3,039,936
      51,625   Norfolk Southern Corporation ..................         1,944,714
      81,745   Philip Morris International, Inc. .............         3,565,717
      45,190   Reynolds American, Inc. .......................         1,745,238
                                                                 ---------------
                                                                      32,594,507
                                                                 ---------------
               TOTAL COMMON STOCKS
               (COST $94,976,192) ............................        87,650,184
                                                                 ---------------
               REGISTERED INVESTMENT COMPANY--4.4%
   4,440,780   Dreyfus Government Prime Cash Management ......         4,440,780
                                                                 ---------------
               TOTAL REGISTERED INVESTMENT COMPANY
               (COST $4,440,780) .............................         4,440,780
                                                                 ---------------

 FACE VALUE
------------
               TREASURY BILLS--8.4%
               GERMANY--6.9%
(E)5,000,000   0.000% * due 7/15/09 .................                  7,011,742
                                                                 ---------------
               UNITED STATES--1.5%
$  1,500,000   0.000% * due 12/17/09 ................                  1,497,677
                                                                 ---------------
               TOTAL TREASURY BILLS
               (COST $8,122,249) ....................                  8,509,419
                                                                 ---------------
TOTAL INVESTMENTS
   (COST $107,539,221**) ............................     99.7%      100,600,383
OTHER ASSETS AND LIABILITIES (NET) ..................      0.3           307,033
                                                         -----   ---------------
NET ASSETS ..........................................    100.0%  $   100,907,416
                                                         =====   ===============

----------
*    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $107,539,221.

ABBREVIATIONS:

ADR -- AMERICAN DEPOSITORY RECEIPT

CVA -- CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

(MAP)                    TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND

SECTOR DIVERSIFICATION
June 30, 2009 (Unaudited)

                                                     PERCENTAGE
                                                         OF           VALUE
SECTOR DIVERSIFICATION                               NET ASSETS     (NOTE 1)
----------------------                               ----------   ------------
COMMON STOCKS:
Beverage .........................................      12.5%     $ 12,533,086
Energy ...........................................      10.7        10,833,838
Pharmaceuticals, Biotechnology & Life Sciences ...       9.8         9,931,572
Capital Goods ....................................       8.3         8,326,346
Insurance ........................................       7.4         7,419,735
Telecommunication Services .......................       6.3         6,400,461
Tobacco ..........................................       6.2         6,221,665
Media ............................................       5.3         5,388,872
Retailing ........................................       4.8         4,892,709
Diversified Financials ...........................       3.8         3,833,080
Food .............................................       2.9         2,946,946
Household & Personal Products ....................       2.5         2,493,757
Banks ............................................       2.4         2,377,312
Materials ........................................       2.1         2,106,091
Transportation ...................................       1.9         1,944,714
                                                       -----      ------------
TOTAL COMMON STOCKS ..............................      86.9        87,650,184
                                                       -----      ------------
REGISTERED INVESTMENT COMPANY ....................       4.4         4,440,780
TREASURY BILLS ...................................       8.4         8,509,419
OTHER ASSETS AND LIABILITIES (NET) ...............       0.3           307,033
                                                       -----      ------------
NET ASSETS .......................................     100.0%     $100,907,416
                                                       =====      ============

PORTFOLIO COMPOSITION
June 30, 2009 (Unaudited)

                                   (PIE CHART)

Cash Equivalents and Other Assets and Liabilities (Net)   13%
United States                                             32%
United Kingdom                                            13%
Switzerland                                                3%
Spain                                                      3%
South Korea                                                3%
Netherlands                                                9%
Mexico                                                     5%
Italy                                                      5%
Germany                                                    3%
France                                                     7%
Finland                                                    2%
Canada                                                     2%

                     SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

1. VALUATION AND INVESTMENT PRACTICES

     PORTFOLIO VALUATION Generally, the Funds' investments are valued at market value or at fair value as determined by, or under the direction of, the Company's Board of Directors. Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds' asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds' Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

     Financial Accounting Standards No. 157, Fair Value Measurement ("FAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds' assets carried at fair value as of June 30, 2009 is as follows:

                                                                 GLOBAL VALUE FUND
                                           -------------------------------------------------------------
                                                                                LEVEL 2        LEVEL 3
                                                TOTAL           LEVEL 1       SIGNFICANT     SIGNIFICANT
                                              VALUE AT          QUOTED        OBSERVABLE    UNOBSERVABLE
                                            JUNE 30, 2009        PRICE          INPUT           INPUT
                                           --------------   --------------   ------------   ------------
Investments in Securities:
   Equity Securities
Common Stocks
   Canada                                  $   76,050,372   $   76,050,372   $         --      $    --
   Czech Republic                                 954,207          954,207             --           --
   Finland                                    185,447,949      185,447,949             --           --
   France                                     261,718,368      261,718,368             --           --
   Germany                                    460,715,109      460,715,109             --           --
   Greece                                       9,911,376        9,911,376             --           --
   Hong Kong                                   70,201,884       70,201,884             --           --
   Ireland                                         93,527               --             --       93,527
   Italy                                       98,149,197       98,149,197             --           --
   Japan                                      234,039,967      229,627,882      4,412,085           --
   Mexico                                     164,012,593      164,012,593             --           --
   Netherlands                                498,539,333      498,539,333             --           --
   Norway                                      22,527,623       22,527,623             --           --
   Singapore                                   89,919,573               --     89,919,573           --
   South Korea                                155,213,348      155,213,348             --           --
   Spain                                       79,720,492       79,720,492             --           --
   Sweden                                         211,804          211,804             --           --
   Switzerland                                432,395,313      412,216,841     20,178,472           --
   United Kingdom                             270,962,162      264,574,086      6,382,024        6,052
   United States                              192,850,650      192,850,650             --           --

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

                                                           GLOBAL VALUE FUND (CONTINUED)
                                           -------------------------------------------------------------
                                                                                LEVEL 2        LEVEL 3
                                                TOTAL           LEVEL 1       SIGNFICANT     SIGNIFICANT
                                              VALUE AT          QUOTED        OBSERVABLE    UNOBSERVABLE
                                            JUNE 30, 2009        PRICE          INPUT           INPUT
                                           --------------   --------------   ------------   ------------
   Preferred Stocks                        $   17,245,104   $   17,245,104   $         --      $    --
   Registered Investment Company              188,380,270      188,380,270             --           --
   Rights                                       3,262,617        3,262,617             --           --
   U.S. Treasury Bill                         114,913,980               --    114,913,980           --
Other Financial Instruments:
   Asset
      Unrealized appreciation of forward
         exchange contracts                    52,466,406               --     52,466,406           --
   Liability
      Unrealized depreciation of forward
         exchange contracts                   (60,388,379)              --    (60,388,379)          --
                                           --------------   --------------   ------------      -------
         TOTAL                             $3,619,514,845   $3,391,531,105   $227,884,161      $99,579
                                           ==============   ==============   ============      =======

                                                                   VALUE FUND
                                           ---------------------------------------------------------
                                                                            LEVEL 2        LEVEL 3
                                               TOTAL          LEVEL 1      SIGNFICANT    SIGNIFICANT
                                              VALUE AT        QUOTED       OBSERVABLE   UNOBSERVABLE
                                           JUNE 30, 2009       PRICE         INPUT          INPUT
                                           -------------   ------------   -----------   ------------
Investments in Securities:
      Equity Securities
   Common Stocks
   France                                  $ 19,990,039    $ 19,990,039   $        --        $--
   Germany                                   37,935,070      37,935,070            --         --
   Italy                                      4,575,276       4,575,276            --         --
   Japan                                      7,248,961       7,248,961            --         --
   Mexico                                       984,549         984,549            --         --
   Netherlands                               22,790,280      22,790,280            --         --
   South Korea                               10,289,755      10,289,755            --         --
   Spain                                      6,209,365       6,209,365            --         --
   Switzerland                               20,910,772      20,910,772            --         --
   United Kingdom                            23,794,856      23,794,856            --         --
   United States                            157,390,796     156,178,058     1,212,738         --
   Registered Investment Company             18,209,882      18,209,882            --         --
   U.S. Treasury Bill                        12,979,863              --    12,979,863         --
Other Financial Instruments:
   Asset
Unrealized appreciation of forward
   exchange contracts                         5,764,481              --     5,764,481         --
   Liability
      Unrealized depreciation of forward
         exchange contracts                  (5,593,195)             --    (5,593,195)        --
                                           ------------    ------------   -----------        ---
      TOTAL                                $343,480,750    $329,116,863   $14,363,887        $ 0
                                           ============    ============   ===========        ===

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

                                                   WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
                                           -------------------------------------------------------
                                                                           LEVEL 2       LEVEL 3
                                               TOTAL         LEVEL 1     SIGNFICANT    SIGNIFICANT
                                              VALUE AT        QUOTED     OBSERVABLE   UNOBSERVABLE
                                           JUNE 30, 2009      PRICE         INPUT         INPUT
                                           -------------   -----------   ----------   ------------
Investments in Securities:
      Equity Securities
   Common Stocks
      Canada                                $  1,987,786   $ 1,987,786   $       --        $--
      Finland                                  2,281,167     2,281,167           --         --
      France                                   7,136,716     7,136,716           --         --
      Germany                                  3,305,545     3,305,545           --         --
      Italy                                    4,543,933     4,543,933           --         --
      Mexico                                   5,400,687     5,400,687           --         --
      Netherlands                              8,495,347     8,495,347           --         --
      South Korea                              3,375,697     3,375,697           --         --
      Spain                                    2,525,604     2,525,604           --         --
      Switzerland                              3,212,241     3,212,241           --         --
      United Kingdom                          12,790,954    12,790,954           --         --
      United States                           32,594,507    32,594,507           --         --
   Registered Investment Company               4,440,780     4,440,780           --         --
   Treasury Bills
      Germany                                  7,011,742            --    7,011,742         --
      United States                            1,497,677            --    1,497,677         --
                                            ------------   -----------   ----------        ---
         TOTAL                              $100,600,383   $92,090,964   $8,509,419        $ 0
                                            ============   ===========   ==========        ===

     The following is a reconciliation of the Global Value Fund's Level 3 investments for which significant unobservable inputs were used to determine fair value.

                                                                EQUITY SECURITIES
                                                                -----------------
                                                                           UNITED
                                                       TOTAL    IRELAND   KINGDOM
                                                      -------   -------   -------
Balance as of March 31, 2009                          $93,798   $88,530    $5,268
   Accrued discounts/premiums                              --        --        --
   Realized gain (loss)                                    --        --        --
   Change in unrealized appreciation (depreciation)     5,781     4,997       784
   Net purchases (sales)                                   --        --        --
   Transfer in and/or out of Level 3                       --        --        --
                                                      -------   -------    ------
Balance as of June 30, 2009                           $99,579   $93,527    $6,052
                                                      =======   =======    ======

     FOREIGN CURRENCY The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

     FORWARD EXCHANGE CONTRACTS The Global Value Fund and Value Fund may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

TWEEDY, BROWNE FUND INC.

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

     The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds' investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

     SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. UNREALIZED APPRECIATION/(DEPRECIATION)

     At June 30, 2009, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost on the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, was $1,083,943,683, $75,355,259 and $4,788,464, repectively. The aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value for the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, was $316,624,325, $14,345,021 and $11,727,302,
respectively.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TWEEDY, BROWNE FUND INC.

By (Signature and Title)*  /S/ THOMAS H. SHRAGER
                         -------------------------------------------------------
                           Thomas H. Shrager, President
                           (principal executive officer)

Date      August 28, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ THOMAS H. SHRAGER
                         -------------------------------------------------------
                           Thomas H. Shrager, President
                           (principal executive officer)

Date      August 28, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                           Robert Q. Wyckoff, Jr., Treasurer
                           (principal financial officer)

Date      August 28, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.